Exhibit 99.1

Report of Independent Accountants on Applying

Agreed-Upon Procedures

Dwight Mortgage Trust LLC

787 11th Avenue

New York, New York 10019

We (“us” or “PwC”) have performed the procedures enumerated below, which were agreed to by Dwight Mortgage Trust LLC (the “Company,” as the engaging party) and J.P. Morgan Securities LLC, Atlas SP Securities, a division of Apollo Global Securities, LLC, Atlas SP Partners, L.P., Deutsche Bank Securities Inc., Wells Fargo Securities, LLC, and Piper Sandler & Co., who are referred to as the “Specified Parties”, solely to assist you in performing certain procedures related to the accuracy of certain attributes and calculations within the Final Data File (defined below) related to the DWIGHT 2026-FL2 Issuer LLC securitization (the “Transaction”). The Company (the “Responsible Party”) is responsible for the accuracy of the information contained in the Final Data File.

In an agreed-upon procedures engagement, we perform specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the intended purpose of the engagement and we report on findings based on the procedures performed. The procedures performed may not address all the items of interest to a user of this report and may not meet the needs of all users of this report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate for their purposes. This report may not be suitable for any other purpose.

Procedures and Findings

In connection with the Transaction, the Specified Parties have requested that the procedures be performed on the entire population of collateral for the Transaction, consisting of 24 mortgage loans (the “Mortgage Loan Assets”) and two individual mortgage and mezzanine loan splits, identified on the Final Data File with Collateral Interest/Mortgaged Property Names of “Sutphin II - First Mortgage” and “Sutphin II – Mezzanine” (collectively the “Sutphin II Mortgage and Mezzanine Splits”), secured by 24 mortgaged properties (the “Mortgaged Properties”) (collectively the “Collateral”), of which 3 mortgage loans, identified on the Final Data File with Collateral Interest/Mortgaged Property Names of “Seventeen Hundred”, “Redlands Lawn and Tennis Club” and “Bode Burien” have not closed (the “Delayed Close Mortgage Loan Assets”) as of the date of this report.

This agreed-upon procedures engagement was not conducted for the purpose of satisfying any criteria for due diligence published by a nationally recognized statistical rating organization.

In addition, PwC should not be regarded as having in any way warranted or given any assurance as to the following items:

•	The completeness, accuracy, appropriateness, quality or integrity of any of the information provided by the Responsible Party, or any other party for the purpose of PwC performing the procedures agreed to by the Specified Parties. The procedures performed would not necessarily reveal any material misstatement of the amounts, balances, ratios, percentages or other relationships of the information included in the data provided to us;
www.pwc.com	PricewaterhouseCoopers LLP 401 Broadhollow Rd, Melville, NY 11747 T: 631-753-2700	1

•	The conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements;
•	The existence of the assets or collateral securing such assets;
•	The rights of any party including, the Specified Parties, the Responsible Party, the issuer, or the Transaction have to the assets or collateral securing such assets or any obligations on those assets or collateral securing such assets;
•	The value of the collateral securing such assets; and
•	The compliance of the originator of the assets with federal, state, and local laws and regulations.

We have not performed any procedures with respect to the fair value of the securities being offered in the Transaction and PwC expresses no opinion on the fair value of these securities. PwC should not be regarded as having performed any procedures other than those detailed in this report.

With respect to any terms or requirements of the Transaction documents that do not appear in this report, we performed no procedures and, accordingly, the procedures we performed would not ensure that any requirements are satisfied. Further, we have performed only the following agreed-upon procedures and therefore make no representations regarding the adequacy of disclosures or whether any material facts have been omitted from the Transaction documents.

It should be understood that we make no representations as to:

•	The interpretation of Transaction documents included in connection with our procedures;
•	Your compliance with Rule 15Ga-2 of the Securities Exchange Act of 1934; and
•	The reasonableness of any of the assumptions provided by the Company or other Specified Parties.

These procedures should not be taken to supplant any additional inquiries or procedures that the Specified Parties would undertake in consideration of the Transaction.

For the purpose of this report:

•	The phrase “Cut-off Date” refers to the date of July 6, 2026.

•	The phrase “Final Data File” refers to the following Microsoft Excel (“Excel”) file provided by the Company, which includes certain attributes related to the Collateral. The Final Data File was provided on June 17, 2026 with certain Collateral attribute calculations adjusted for the Cut-off Date:

o	DWIGHT 2026-FL2 Accounting Tape vFILING.xlsx (provided on June 17, 2026).
•	The phrase “Specified Attributes” refers to the fields in the Final Data File.

•	The phrase “Source Document” refers to the documents (including any applicable amendments, assumptions or exhibits thereof) provided by the Company, related to the information contained in the Final Data File.

•	The phrase “Loan File” refers to any Source Document or collection of Source Documents provided by the Company, and used by us, in performing the procedures enumerated below.
www.pwc.com	PricewaterhouseCoopers LLP 401 Broadhollow Rd, Melville, NY 11747 T: 631-753-2700	2

•	The term “compared” refers to the comparison of certain Specified Attributes to Source Documents, as indicated within Exhibit A.

•	The term “recalculated” refers to a re-computation of one or more Specified Attributes using the Company provided methodology as shown within Exhibit B.

•	The phrase “in agreement” refers to the comparison or Recalculated Attribute of one or more Specified Attributes which resulted in a match, or a difference that was within the Company provided tolerance level (if any) as shown within Exhibit A.

Source Documents included in the Loan File:

•	The phrase “Appraisal Report” refers to a signed appraisal document or exhibit, appraisal summary and/or a restricted appraisal document.
•	The phrase “Cash Management Agreement” refers to signed cash management agreement and/or deposit and control account agreement.
•	The phrase “Cross Collateralization Agreement” refers to signed cross collateralization agreement, if applicable.
•	The phrase “Engineering Report” refers to a final property condition assessment document or exhibit or a Capital Needs Assessment Report.
•	The phrase “Environmental Report” refers to a final phase I and phase II (if applicable) environmental document or exhibit.
•	The phrase “Ground Lease” refers to the signed ground lease agreement, ground lease estoppel, and/or assumptions or riders thereof.
•	The phrase “Guaranty Agreement” refers to a signed or draft guaranty agreement, pledgor guaranty agreement or environmental indemnity agreement.
•	The phrase “Insurance Binder” refers to a certificate of insurance and/or insurance risk analysis.
•	The phrase “Interest Rate Cap Agreement” refers to a signed or draft interest rate cap agreement, interest rate cap confirmation or a transaction summary document.
•	The phrase “Loan Agreement” refers to a signed or draft loan agreement and any amendments, slip pages or exhibits thereof, a signed promissory note, purchase and assignment agreements and/or other security agreements.
•	The phrase “Management Agreement” refers to signed management agreements and any amendments, assignments or assumptions thereof.
•	The phrase “Seismic Report” refers to a seismic assessment document or exhibit.
www.pwc.com	PricewaterhouseCoopers LLP 401 Broadhollow Rd, Melville, NY 11747 T: 631-753-2700	3

•	The phrase “Servicing Report” refers to a schedule dated as of June 9, 2026 of loan balances and June 9, 2026 of escrow balances.
•	The phrase “Settlement Statement” refers to a borrower, title company and/or lender mortgage loan closing statement, indicating the sources and uses of dispersed funds.
•	The phrase “Subordinate Debt Loan Agreement” refers to a signed mezzanine, junior or other subordinate loan agreement and promissory note, if applicable.
•	The phrase “Tenancy In Common Agreement” refers to a signed or draft tenancy in common agreement.
•	The phrase “Title Policy” refers to a proforma or signed title policy.
•	The phrase “Underwriting File” refers to the individual and consolidated electronic underwriting files consisting of historical and underwritten cash flow statements prepared by the Company’s underwriting team and borrower provided rent rolls.

The documents made available to us by the Company for purposes of performing the procedures may have included drafts, unsigned, or non-final versions. We have not verified that such documents were executed or represent the final agreed-upon terms, and did not perform any procedures to compare such documents to executed versions, if any. We did not validate, confirm, or review any signatures for authenticity. Accordingly, we make no representation regarding the completeness, accuracy, or finality of such documents.

The procedures performed and results thereof are described below. In performing this engagement, we received one or more preliminary data file(s) and performed certain procedures as set forth in Exhibit A and Exhibit B. The procedures identified differences, which were communicated to the Responsible Party. The Responsible Party revised one or more of the preliminary data files based on such communicated differences, where they determined it to be appropriate. We then performed these procedures on the Final Data File, and the results of those procedures are described below.

From May 6, 2026 through June 17, 2026, the Company provided us with the Source Documents related to the Collateral for which:

•	We compared certain Specified Attributes to the corresponding Source Documents as detailed in Exhibit A and found them to be in agreement (the “Compared Attributes”);
•	We recalculated certain Specified Attributes as detailed in Exhibit B and found them to be in agreement (the “Recalculated Attributes”); or
•	Certain Specified Attributes were provided by the Company and were neither compared to the corresponding Source Documents nor recalculated. These attributes are listed in Exhibit A as a “Company Provided Attribute” and in Exhibit C.

The Recalculated Attribute methodology associated with the Recalculated Attributes is listed in Exhibit B. For each procedure where a Recalculated Attribute was performed, if necessary, we compared the underlying attributes to the corresponding Source Documents and found them to be in agreement. With respect to the Delayed Close Mortgage Loan Assets, we were instructed by the Company to recalculate certain Specified Attributes as detailed in Exhibit B using the Company Provided Attributes in the Final Data File. For the avoidance of doubt, with respect to the Delayed

www.pwc.com	PricewaterhouseCoopers LLP 401 Broadhollow Rd, Melville, NY 11747 T: 631-753-2700	4

Close Mortgage Loan Assets, we did not compare the Specified Attributes to the corresponding Source Documents.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not conduct an audit or an examination engagement, the objective of which would be the expression of an opinion, or a review engagement, the objective of which would be the expression of a conclusion, on the Transaction or the Final Data File.  Accordingly, we do not express such an opinion or conclusion.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

In performing this engagement, we are required to be independent of the Responsible Party and to meet our ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

This report is intended solely for the information and use of the Specified Parties (including for the purpose of substantiating the Specified Parties' “due diligence defense” under the Securities Act of 1933), and is not intended to be and should not be used by anyone other than the Specified Parties.

If a party has obtained, or has access to, this report without having executed an agreement with PwC wherein such party accepts responsibility for the appropriateness of the procedures performed (such party is referred to as a “Non-Specified Party”), that Non-Specified Party cannot:

•	Rely upon this report, and any use of this report by that Non-Specified Party is its sole responsibility and at its sole and exclusive risk; and
•	Acquire any rights or claims against PwC, and PwC assumes no duties or obligations to such Non-Specified Party.

A Non-Specified Party may not disclose or distribute this report or any of the report’s contents to any other party (including but not limited to electronic distribution and/or posting to a website pursuant to Rule 17g-5 of the Securities Exchange Act of 1934).

The procedures enumerated above were performed as of the date of this report, and we disclaim any consideration of any events and circumstances occurring after the date of this report. Further, we have no obligation to update this report because of events occurring, or data or information coming to our attention, subsequent to the date of this report.

/s/ PricewaterhouseCoopers LLP

New York, NY

June 17, 2026

www.pwc.com	PricewaterhouseCoopers LLP 401 Broadhollow Rd, Melville, NY 11747 T: 631-753-2700	5

Exhibits

Exhibit A – Loan File Procedures

Exhibit B – Recalculated Attribute Methodology

Exhibit C – Additional Company Provided Attributes

www.pwc.com	PricewaterhouseCoopers LLP 401 Broadhollow Rd, Melville, NY 11747 T: 631-753-2700	6

DWIGHT 2026-FL2	EXHIBIT A
Loan File Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
1	Collateral Interest Number	None - Company Provided	None
2	Collateral Interest Type	None - Company Provided	None
3	Collateral Interest Status	None - Company Provided	None
4	Collateral Interest / Property Flag	None - Company Provided	None
5	# of Properties	Appraisal Report	None
6	Collateral Interest/Mortgaged Property Name	None - Company Provided	None
7	Cross Collateralized and Cross Defaulted Loan Flag	Loan Agreement, Cross Collateralization Agreement	None
8	Property Address	Appraisal Report	None
9	City	Appraisal Report	None
10	State	Appraisal Report	None
11	Zip Code	Appraisal Report	None
12	County	Appraisal Report	None
13	Year Built	Appraisal Report, Engineering Report	None
14	Year Renovated	Appraisal Report, Engineering Report	None
15	Property Type	Appraisal Report	None
16	Specific Property Type	Appraisal Report	None
17	Number of Units (1)	Underwriting File	None
18	Unit of Measure (1)	Underwriting File	None
19	Occupancy (%)	Underwriting File	0.10%
20	Occupancy Date	Underwriting File	None
21	Ownership Interest	Title Policy	None
22	Loan Purpose	Settlement Statement	None
23	Note Date	Loan Agreement	None
24	First Payment Date	Loan Agreement	None
25	Mortgage Loan Commitment Original Balance ($)	Loan Agreement	None
26	Mortgage Loan Commitment Original Balance / Unit ($)	Recalculation	None
27	Mortgage Loan Initial Funded Amount ($)	Loan Agreement	None
28	Mortgage Loan Initial Unfunded Future Funding Amount ($)	Loan Agreement	None
www.pwc.com	PricewaterhouseCoopers LLP 401 Broadhollow Rd, Melville, NY 11747 T: 631-753-2700	7

DWIGHT 2026-FL2	EXHIBIT A
Loan File Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
29	Mortgage Loan Cut-off Date Balance ($)	Servicing Report, Loan Agreement, Settlement Statement	None
30	Mortgage Loan Cut-off Date Balance / Unit ($)	Recalculation	None
31	Mortgage Loan Future Funding Participation Cut-off Date Unfunded Balance ($)	Servicing Report, Loan Agreement, Settlement Statement	None
32	Future Funding Advance Conditions	Loan Agreement	None
33	Mortgage Loan Balloon Balance ($)	Recalculation	None
34	Mortgage Loan Balloon Balance / Unit ($)	Recalculation	None
35	Mortgage Loan Annual Debt Service Payment (IO) ($)	Recalculation	None
36	Mortgage Loan Annual Debt Service Payment (P&I) ($)	Recalculation	None
37	Mortgage Loan Annual Debt Service Payment (Cap) ($)	Recalculation	None
38	Collateral Interest Cut-off Date Balance ($)	None - Company Provided	None
39	Aggregate Collateral Interest Cut-off Date Balance %	Recalculation	None
40	Collateral Interest Balloon Balance ($)	Recalculation	None
41	Collateral Interest Future Funding Participation Cut-off Date Unfunded Balance ($)	Recalculation	None
42	Collateral Interest Annual Debt Service Payment (IO) ($)	Recalculation	None
43	Collateral Interest Annual Debt Service Payment (P&I) ($)	Recalculation	None
44	Collateral Interest Annual Debt Service Payment (Cap) ($)	Recalculation	None
45	Pari Passu Funded Amount	Recalculation	None
46	Pari Passu Balance in Other Securitization	None - Company Provided	None
47	Rate Type	Loan Agreement	None
48	Index	Loan Agreement	None
49	Index Rate Assumption	None - Company Provided	None
50	Mortgage Loan Margin	Loan Agreement	None

www.pwc.com	PricewaterhouseCoopers LLP 401 Broadhollow Rd, Melville, NY 11747 T: 631-753-2700	8

DWIGHT 2026-FL2	EXHIBIT A
Loan File Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
51	Mortgage Loan Cut-off Date Interest Rate	Recalculation	None
52	Mortgage Loan Margin Change (Y/N)	Loan Agreement	None
53	Mortgage Loan Margin Change Description	Loan Agreement	None
54	Mortgage Loan Rate Cap	Recalculation	None
55	Mortgage Loan Rate Floor	Recalculation	None
56	Mortgage Loan Index Floor	Loan Agreement	None
57	Mortgage Loan Index Cap	Interest Rate Cap Agreement	None
58	Mortgage Loan Index Cap Termination Date	Interest Rate Cap Agreement	None
59	Mortgage Loan Index Cap Provider	Interest Rate Cap Agreement	None
60	Collateral Interest Margin	Loan Agreement	None
61	Collateral Interest Cut-off Date Interest Rate	Recalculation	None
62	Junior Participation Cut-off Date Balance	None - Company Provided	None
63	Junior Participation Cut-off Date Future Funding Unfunded Balance ($)	Loan Agreement, Servicing Report	None
64	Junior Participation Balloon Payment ($)	Loan Agreement, Servicing Report	None
65	Junior Participation Cut-off Date Margin	Loan Agreement	None
66	Junior Participation Cut-off Date Interest Rate	None - Company Provided	None
67	Amortization Type During Initial Term	Loan Agreement	None
68	Initial IO Period	Loan Agreement	None
69	Initial IO Period (Remaining)	Recalculation	None
70	Original Loan Term (Initial)	Recalculation	None
71	Original Loan Term (Remaining)	Recalculation	None
72	ARD Loan (Y/N)	Loan Agreement	None
73	Initial Maturity Date or Anticipated Repayment Date	Loan Agreement	None
74	Seasoning (months)	Recalculation	None
75	Extension Options (Y/N)	Loan Agreement	None
76	Extension Options Description	Loan Agreement	None
www.pwc.com	PricewaterhouseCoopers LLP 401 Broadhollow Rd, Melville, NY 11747 T: 631-753-2700	9

DWIGHT 2026-FL2	EXHIBIT A
Loan File Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
77	Amortization Type During Extensions	Loan Agreement	None
78	First Extension Period (months)	Loan Agreement	None
79	First Extension Fee	Recalculation	None
80	First Extension Period Requirements	Loan Agreement	None
81	First Extension Floor	Recalculation	None
82	First Extension Cap	Loan Agreement	None
83	Second Extension Period (months)	Loan Agreement	None
84	Second Extension Fee	Recalculation	None
85	Second Extension Period Requirements	Loan Agreement	None
86	Second Extension Floor	Recalculation	None
87	Second Extension Cap	Loan Agreement	None
88	Third Extension Period (months)	Loan Agreement	None
89	Third Extension Fee	Recalculation	None
90	Third Extension Period Requirements	Loan Agreement	None
91	Third Extension Floor	Recalculation	None
92	Third Extension Cap	Loan Agreement	None
93	Fourth Extension Period (months)	Loan Agreement	None
94	Fourth Extension Fee	Recalculation	None
95	Fourth Extension Period Requirements	Loan Agreement	None
96	Fourth Extension Floor	Recalculation	None
97	Fourth Extension Cap	Loan Agreement	None
98	Fifth Extension Period (months)	Loan Agreement	None
99	Fifth Extension Fee	Recalculation	None
100	Fifth Extension Period Requirements	Loan Agreement	None
101	Fifth Extension Floor	Recalculation	None
102	Fifth Extension Cap	Loan Agreement	None
103	Sixth Extension Period (months)	Loan Agreement	None
104	Sixth Extension Fee	Recalculation	None
105	Sixth Extension Period Requirements	Loan Agreement	None
106	Sixth Extension Floor	Recalculation	None
107	Sixth Extension Cap	Loan Agreement	None
www.pwc.com	PricewaterhouseCoopers LLP 401 Broadhollow Rd, Melville, NY 11747 T: 631-753-2700	10

DWIGHT 2026-FL2	EXHIBIT A
Loan File Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
108	Fully Extended Loan Term (Initial)	Recalculation	None
109	Fully Extended Loan Term (Remaining)	Recalculation	None
110	Fully Extended Maturity Date	Loan Agreement	None
111	Third Most Recent As Of Period	Underwriting File	1 Day
112	Third Most Recent Revenues	Underwriting File	$1.00
113	Third Most Recent Expenses	Underwriting File	$1.00
114	Third Most Recent NOI	Underwriting File	$1.00
115	Third Most Recent NCF	Underwriting File	$1.00
116	Second Most Recent As Of Period	Underwriting File	1 Day
117	Second Most Recent Revenues	Underwriting File	$1.00
118	Second Most Recent Expenses	Underwriting File	$1.00
119	Second Most Recent NOI	Underwriting File	$1.00
120	Second Most Recent NCF	Underwriting File	$1.00
121	Most Recent As Of Period	Underwriting File	1 Day
122	Most Recent Revenues	Underwriting File	$1.00
123	Most Recent Expenses	Underwriting File	$1.00
124	Most Recent NOI	Underwriting File	$1.00
125	Most Recent NCF	Underwriting File	$1.00
126	Mortgage Loan Most Recent NOI DSCR	Recalculation	None
127	Mortgage Loan Most Recent NCF DSCR	Recalculation	None
128	Cut-off Date Mortgage Loan Most Recent NOI Debt Yield	Recalculation	None
129	Cut-off Date Mortgage Loan Most Recent NCF Debt Yield	Recalculation	None
130	Collateral Interest Most Recent NOI DSCR	Recalculation	None
131	Collateral Interest Most Recent NCF DSCR	Recalculation	None
132	Cut-off Date Collateral Interest Most Recent NOI Debt Yield	Recalculation	None
133	Cut-off Date Collateral Interest Most Recent NCF Debt Yield	Recalculation	None
134	Underwritten Occupancy (%)	Underwriting File	0.10%
135	Underwritten Revenues ($)	Underwriting File	$1.00
136	Underwritten Expenses ($)	Underwriting File	$1.00
www.pwc.com	PricewaterhouseCoopers LLP 401 Broadhollow Rd, Melville, NY 11747 T: 631-753-2700	11

DWIGHT 2026-FL2	EXHIBIT A
Loan File Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
137	Underwritten NOI ($)	Underwriting File	$1.00
138	Underwritten Reserves ($)	Underwriting File	$1.00
139	Underwritten NCF ($)	Underwriting File	$1.00
140	Mortgage Loan Cut-off Date Balance Underwritten NOI DSCR	Recalculation	None
141	Mortgage Loan Cut-off Date Balance Underwritten NCF DSCR	Recalculation	None
142	Mortgage Loan Cut-off Date Balance Underwritten NOI Debt Yield	Recalculation	None
143	Mortgage Loan Cut-off Date Balance Underwritten NCF Debt Yield	Recalculation	None
144	Collateral Interest Cut-off Date Balance Underwritten NOI DSCR	Recalculation	None
145	Collateral Interest Cut-off Date Balance Underwritten NCF DSCR	Recalculation	None
146	Collateral Interest Cut-off Date Balance Underwritten NOI Debt Yield	Recalculation	None
147	Collateral Interest Cut-off Date Balance Underwritten NCF Debt Yield	Recalculation	None
148	Underwritten Stabilized Occupancy (%)	Underwriting File	0.10%
149	Underwritten Stabilized Revenues ($)	Underwriting File	$1.00
150	Underwritten Stabilized Expenses ($)	Underwriting File	$1.00
151	Underwritten Stabilized NOI ($)	Underwriting File	$1.00
152	Underwritten Stabilized Reserves ($)	Underwriting File	$1.00
153	Underwritten Stabilized NCF ($)	Underwriting File	$1.00
154	Fully Funded Mortgage Loan Underwritten Stabilized NOI DSCR	Recalculation	None
155	Fully Funded Mortgage Loan Underwritten Stabilized NCF DSCR	Recalculation	None
156	Fully Funded Mortgage Loan Underwritten Stabilized NOI Debt Yield	Recalculation	None
157	Fully Funded Mortgage Loan Underwritten Stabilized NCF Debt Yield	Recalculation	None

www.pwc.com	PricewaterhouseCoopers LLP 401 Broadhollow Rd, Melville, NY 11747 T: 631-753-2700	12

DWIGHT 2026-FL2	EXHIBIT A
Loan File Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
158	Collateral Interest Underwritten Stabilized NOI DSCR	Recalculation	None
159	Collateral Interest Underwritten Stabilized NCF DSCR	Recalculation	None
160	Collateral Interest Underwritten Stabilized NOI Debt Yield	Recalculation	None
161	Collateral Interest Underwritten Stabilized NCF Debt Yield	Recalculation	None
162	Appraisal Stabilized Occupancy (%)	Underwriting File	0.10%
163	Appraisal Stabilized Revenues ($)	Underwriting File	$1.00
164	Appraisal Stabilized Expenses ($)	Underwriting File	$1.00
165	Appraisal Stabilized NOI ($)	Underwriting File	$1.00
166	Appraisal Stabilized Reserves ($)	Underwriting File	$1.00
167	Appraisal Stabilized NCF ($)	Underwriting File	$1.00
168	Fully Funded Mortgage Loan Appraisal Stabilized NOI DSCR	Recalculation	None
169	Fully Funded Mortgage Loan Appraisal Stabilized NCF DSCR	Recalculation	None
170	Fully Funded Mortgage Loan Appraisal Stabilized NOI Debt Yield	Recalculation	None
171	Fully Funded Mortgage Loan Appraisal Stabilized NCF Debt Yield	Recalculation	None
172	Collateral Interest Appraisal Stabilized NOI DSCR	Recalculation	None
173	Collateral Interest Appraisal Stabilized NCF DSCR	Recalculation	None
174	Collateral Interest Appraisal Stabilized NOI Debt Yield	Recalculation	None
175	Collateral Interest Appraisal Stabilized NCF Debt Yield	Recalculation	None
176	Recourse	Guaranty Agreement, Loan Agreement	None
177	Recourse Provisions	Guaranty Agreement, Loan Agreement	None
178	Recourse Carveout Guarantor	Guaranty Agreement	None
179	Sponsor	Loan Agreement, Guaranty Agreement	None
180	Affiliated Sponsor (Y/N)	Recalculation	None
181	Tenants-in-common (Y/N)	Loan Agreement, Tenancy In Common Agreement	None

www.pwc.com	PricewaterhouseCoopers LLP 401 Broadhollow Rd, Melville, NY 11747 T: 631-753-2700	13

DWIGHT 2026-FL2	EXHIBIT A
Loan File Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
182	Ground Lease (Y/N)	Title Policy	None
183	Annual Ground Lease Payment ($)	Ground Lease	None
184	Ground Lease Initial Expiration Date	Ground Lease	None
185	Ground Lease Extension (Y/N)	Ground Lease	None
186	# of Ground Lease Extension Options	Ground Lease	None
187	Ground Lease Expiration Date with Extensions	Ground Lease	None
188	Engineering Report Date	Engineering Report	None
189	Environmental Report Date (Phase I)	Environmental Report	None
190	Environmental Report Date (Phase II)	Environmental Report	None
191	Environmental Insurance (Y/N)	Environmental Report, Insurance Binder	None
192	Seismic Report Date	Seismic Report, Engineering Report	None
193	Seismic PML %	Seismic Report, Engineering Report	None
194	Seismic Insurance Obtained if PML >= 20% (Y/N)	Seismic Report, Engineering Report	None
195	Lockbox Type	Loan Agreement, Cash Management Agreement	None
196	Cash Management Type	Loan Agreement, Cash Management Agreement	None
197	Cash Management Trigger Event	Loan Agreement, Cash Management Agreement	None
198	Tax Escrow (Upfront) ($)	Loan Agreement, Settlement Statement	$1.00
199	Tax Escrow (Cut-off Date) ($)	Servicing Report, Settlement Statement	$1.00
200	Tax Escrow (Monthly)($)	Loan Agreement, Servicing Report, Settlement Statement	$1.00
201	Springing Tax Escrow Description	Loan Agreement	None
202	Insurance Escrow (Upfront) ($)	Loan Agreement, Settlement Statement	$1.00
203	Insurance Escrow (Cut-off Date) ($)	Servicing Report, Settlement Statement	$1.00
204	Insurance Escrow (Monthly)($)	Loan Agreement, Servicing Report, Settlement Statement	$1.00

www.pwc.com	PricewaterhouseCoopers LLP 401 Broadhollow Rd, Melville, NY 11747 T: 631-753-2700	14

DWIGHT 2026-FL2	EXHIBIT A
Loan File Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
205	Springing Insurance Escrow Description	Loan Agreement	None
206	Replacement Reserve (Upfront)($)	Loan Agreement, Settlement Statement	$1.00
207	Replacement Reserve (Cut-off Date)($)	Servicing Report, Settlement Statement	$1.00
208	Replacement Reserve (Monthly)($)	Loan Agreement, Servicing Report	$1.00
209	Replacement Reserve Cap($)	Loan Agreement	$1.00
210	Springing Replacement Reserve Description	Loan Agreement	None
211	TI/LC Reserve (Upfront) ($)	Loan Agreement, Settlement Statement	$1.00
212	TI/LC Reserve (Cut-off Date) ($)	Servicing Report, Settlement Statement	$1.00
213	TI/LC Reserve (Monthly)($)	Loan Agreement, Servicing Report	$1.00
214	TI/LC Reserve Cap($)	Loan Agreement	$1.00
215	Springing TI/LC Reserve Description	Loan Agreement	None
216	Environmental Reserve (Upfront) ($)	Loan Agreement, Settlement Statement	$1.00
217	Environmental Reserve (Cut-off Date) ($)	Servicing Report, Settlement Statement	$1.00
218	Upfront Engineering/Deferred Maintenance Escrow (Upfront) ($)	Loan Agreement, Settlement Statement	$1.00
219	Upfront Engineering/Deferred Maintenance Escrow (Cut-off Date) ($)	Servicing Report, Settlement Statement	$1.00
220	Debt Service Reserve (Upfront) ($)	Loan Agreement, Settlement Statement	$1.00
221	Debt Service Reserve (Cut-off Date) ($)	Servicing Report, Settlement Statement	$1.00
222	Debt Service Reserve (Monthly)($)	Loan Agreement, Servicing Report	$1.00
223	Debt Service Reserve Cap($)	Loan Agreement	$1.00
224	Springing Debt Service Reserve Description	Loan Agreement	None
225	Other Reserves (Upfront)($)	Loan Agreement, Settlement Statement	$1.00
www.pwc.com	PricewaterhouseCoopers LLP 401 Broadhollow Rd, Melville, NY 11747 T: 631-753-2700	15

DWIGHT 2026-FL2	EXHIBIT A
Loan File Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
226	Other Reserves (Cut-Off Date)($)	Servicing Report, Settlement Statement	$1.00
227	Other Reserves (Monthly)($)	Loan Agreement, Servicing Report	$1.00
228	Other Reserves Cap ($)	Loan Agreement	$1.00
229	Other Reserves Description	Loan Agreement	None
230	Other Reserves 2 (Upfront)($)	Loan Agreement, Settlement Statement	$1.00
231	Other Reserves 2 (Cut-Off Date)($)	Servicing Report, Settlement Statement	$1.00
232	Other Reserves 2 (Monthly)($)	Loan Agreement, Servicing Report	$1.00
233	Other Reserves 2 Cap ($)	Loan Agreement	$1.00
234	Other Reserves 2 Description	Loan Agreement	None
235	Subordinate Debt (Y/N)	Subordinate Debt Loan Agreement, Loan Agreement	None
236	Subordinate Debt Type	Subordinate Debt Loan Agreement, Loan Agreement	None
237	Subordinate Debt Margin	Subordinate Debt Loan Agreement, Loan Agreement	None
238	Subordinate Debt Interest Rate	Subordinate Debt Loan Agreement, Loan Agreement	None
239	Subordinate Debt Cut-off Date Balance ($)	Subordinate Debt Loan Agreement, Loan Agreement	None
240	Total Debt Cut-off Date Balance ($)	Recalculation	None
241	Total Debt Cut-off Date As-Is LTV	Recalculation	None
242	Total Debt Cut-off Date UW NCF DSCR	Recalculation	None
243	Total Debt Cut-off Date UW NOI DY	Recalculation	None
244	Future Debt Permitted (Y/N)	Loan Agreement	None
245	Permitted Future Debt Type	Loan Agreement	None
246	Grace Period Default (Days)	Loan Agreement	None
247	Grace Period Late (Days)	Loan Agreement	None
248	Initial Prepayment Provision	Loan Agreement	None
249	Remaining Call Protection (Cut-off Date)	Loan Agreement	None
250	Partial Release and/or Partial Prepayment (Y/N)	Loan Agreement	None
251	Appraisal Firm	Appraisal Report	None

www.pwc.com	PricewaterhouseCoopers LLP 401 Broadhollow Rd, Melville, NY 11747 T: 631-753-2700	16

DWIGHT 2026-FL2	EXHIBIT A
Loan File Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
252	As-Is Appraisal Valuation Date	Appraisal Report	None
253	As-Is Appraised Value ($)	Appraisal Report	None
254	Stabilized Appraised Value ($)	Appraisal Report	None
255	Appraisal Anticipated Stabilization Date	Appraisal Report	None
256	Mortgage Loan Cut-off Date As-Is LTV Ratio	Recalculation	None
257	Mortgage Loan Commitment Maturity Date Stabilized LTV Ratio	Recalculation	None
258	Collateral Interest Cut-off Date As-Is LTV Ratio	Recalculation	None
259	Collateral Interest Commitment Maturity Date Stabilized LTV Ratio	Recalculation	None
260	Interest Accrual Basis	Loan Agreement	None
261	Lookback Period	Loan Agreement	None
262	Single-Tenant (Y/N)	Underwriting File	None
263	Property Manager	Management Agreement	None
264	Largest Tenant Name	Underwriting File	None
265	Largest Tenant Square Feet	Underwriting File	None
266	Largest Tenant Square Feet %	Recalculation	None
267	Largest Tenant Expiration Date	Underwriting File	None
268	2nd Largest Tenant Name	Underwriting File	None
269	2nd Largest Tenant Square Feet	Underwriting File	None
270	2nd Largest Tenant Square Feet %	Recalculation	None
271	2nd Largest Tenant Expiration Date	Underwriting File	None
272	3rd Largest Tenant Name	Underwriting File	None
273	3rd Largest Tenant Square Feet	Underwriting File	None
274	3rd Largest Tenant Square Feet %	Recalculation	None
275	3rd Largest Tenant Expiration Date	Underwriting File	None
276	4th Largest Tenant Name	Underwriting File	None
277	4th Largest Tenant Square Feet	Underwriting File	None
278	4th Largest Tenant Square Feet %	Recalculation	None
279	4th Largest Tenant Expiration Date	Underwriting File	None
280	5th Largest Tenant Name	Underwriting File	None
281	5th Largest Tenant Square Feet	Underwriting File	None
282	5th Largest Tenant Square Feet %	Recalculation	None

www.pwc.com	PricewaterhouseCoopers LLP 401 Broadhollow Rd, Melville, NY 11747 T: 631-753-2700	17

DWIGHT 2026-FL2	EXHIBIT A
Loan File Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
283	5th Largest Tenant Expiration Date	Underwriting File	None
284	Takeout Rate Assumption	None - Company Provided	None
285	Assumed Loan (Y/N)	Loan Agreement	None
286	Borrower Name	Loan Agreement	None
287	Lender	Loan Agreement	None
288	Cut-Off Date	None - Company Provided	None
289	First Extension Fee %	Loan Agreement	None
290	Second Extension Fee %	Loan Agreement	None
291	Third Extension Fee %	Loan Agreement	None
292	Fourth Extension Fee %	Loan Agreement	None
293	Fifth Extension Fee %	Loan Agreement	None
294	Sixth Extension Fee %	Loan Agreement	None
295	Exit Fee ($) / Deferred Origination Fee ($)	Loan Agreement	None
296	Exit Fee % / Deferred Origination Fee (%)	Loan Agreement	None
297	ARD Mortgage Rate After ARD and extension periods	Loan Agreement	None
298	Rate Step Up Post ARD Commencement Date	Loan Agreement	None
299	ARD Loan Fully Extended Maturity Date	Loan Agreement	None
300	Index Rounding Factor	Loan Agreement	None
301	Interest Rate Change	Loan Agreement	None
302	Rate for Prepayment Protection	Loan Agreement	None
303	Partial Release and/or Prepayment Description	Loan Agreement	None
304	Amort Number of Months	Loan Agreement	None
305	Stabilized Value Used For As-Is LTV (Y/N)	None - Company Provided	None
306	USPAP Appraisal (Y/N)	Appraisal Report	None
307	FIRREA Appraisal (Y/N)	Appraisal Report	None
308	Loan Cross Portfolio Name	Loan Agreement	None
309	Lien Position	Title Policy	None
310	Number of TICs	Loan Agreement, Tenancy In Common Agreement	None
311	Single Purpose Borrower (Y/N)	Loan Agreement	None

www.pwc.com	PricewaterhouseCoopers LLP 401 Broadhollow Rd, Melville, NY 11747 T: 631-753-2700	18

DWIGHT 2026-FL2	EXHIBIT A
Loan File Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
312	Independent Director (Y/N)	Loan Agreement	None
313	Borrower Non Consolidation Opinion (Y/N)	None - Company Provided	None
314	DST (Y/N)	Loan Agreement	None
315	IDOT (Y/N)	Loan Agreement	None
316	Cut-off Date Total Debt Ann Debt Service ($)	Recalculation	None

(1)	For the Mortgage Loan Assets identified in the Final Data File with Collateral Interest/Mortgaged Property Names of “261 and 315 Grand Concourse” and “Bode Burien”, we were instructed by the representatives of the Company to use Appraisal Report for the purposes of performing Specified Attributes 17 and 18.
www.pwc.com	PricewaterhouseCoopers LLP 401 Broadhollow Rd, Melville, NY 11747 T: 631-753-2700	19

DWIGHT 2026-FL2	EXHIBIT B
Recalculated Attribute Methodology

#	Specified Attribute	Recalculation Methodology
26	Mortgage Loan Commitment Original Balance / Unit ($)	For the Mortgage Loan Assets, the quotient of (i) Mortgage Loan Commitment Original Balance ($) and (ii) Number of Units.

For the Sutphin II Mortgage and Mezzanine Splits, the Mortgage Loan Commitment Original Balance / Unit ($) is set equal to the corresponding amount recomputed for the Mortgage Loan Asset identified on the Final Data File with a Collateral Interest/Mortgaged Property Name of “Sutphin II”.
30	Mortgage Loan Cut-off Date Balance / Unit ($)	For the Mortgage Loan Assets, the quotient of (i) Mortgage Loan Cut-off Date Balance ($) and (ii) Number of Units.

For the Sutphin II Mortgage and Mezzanine Splits, the Mortgage Loan Cut-off Date Balance / Unit ($) is set equal to the corresponding amount recomputed for the Mortgage Loan Asset identified on the Final Data File with a Collateral Interest/Mortgaged Property Name of “Sutphin II”.
33	Mortgage Loan Balloon Balance ($)	For the Mortgage Loan Assets, the sum of (i) Mortgage Loan Cut-off Date Balance ($) and (ii) Mortgage Loan Future Funding Participation Cut-off Date Unfunded Balance ($).
34	Mortgage Loan Balloon Balance / Unit ($)	For the Mortgage Loan Assets, the quotient of (i) Mortgage Loan Balloon Balance ($) and (ii) Number of Units.

For the Sutphin II Mortgage and Mezzanine Splits, the Mortgage Loan Balloon Balance / Unit ($) is set equal to the corresponding amount recomputed for the Mortgage Loan Asset identified on the Final Data File with a Collateral Interest/Mortgaged Property Name of “Sutphin II”.
35	Mortgage Loan Annual Debt Service Payment (IO) ($)	For the Mortgage Loan Assets, the product of (A) Mortgage Loan Cut-off Date Balance ($), (B) Mortgage Loan Cut-off Date Interest Rate and (C) 365/360.

For the Mortgage Loan Asset with an Amortization Type During Initial Term of “Amortizing Balloon,” as set forth on the Final Data Tape, the Mortgage Loan Annual Debt Service Payment (IO) ($) is set to equal “N/A.”
36	Mortgage Loan Annual Debt Service Payment (P&I) ($)	Set equal to ”N/A.”
37	Mortgage Loan Annual Debt Service Payment (Cap) ($)	For the Mortgage Loan Assets, the product of (A) Mortgage Loan Cut-off Date Balance ($), (B) Mortgage Loan Rate Cap and (C) 365/360.
39	Aggregate Collateral Interest Cut-off Date Balance %	Quotient of (i) Collateral Interest Cut-off Date Balance ($) and (ii) aggregate Collateral Interest Cut-off Date Balance ($) for the Mortgage Loan Assets.
40	Collateral Interest Balloon Balance ($)	Set equal to Collateral Interest Cut-off Date Balance ($).
www.pwc.com	PricewaterhouseCoopers LLP 401 Broadhollow Rd, Melville, NY 11747 T: 631-753-2700	20

DWIGHT 2026-FL2	EXHIBIT B
Recalculated Attribute Methodology

#	Specified Attribute	Recalculation Methodology
41	Collateral Interest Future Funding Participation Cut-off Date Unfunded Balance ($)	Set equal to Mortgage Loan Future Funding Participation Cut-off Date Unfunded Balance ($).
42	Collateral Interest Annual Debt Service Payment (IO) ($)	For the Mortgage Loan Assets, the quotient of (i) product of (A) Collateral Interest Cut-off Date Balance ($) and (B) Mortgage Loan Annual Debt Service Payment (IO) ($) and (ii) Mortgage Loan Cut-off Date Balance ($).
43	Collateral Interest Annual Debt Service Payment (P&I) ($)	Set equal to Mortgage Loan Annual Debt Service Payment (P&I) ($).
44	Collateral Interest Annual Debt Service Payment (Cap) ($)	For the Mortgage Loan Assets, the quotient of (i) product of (A) Collateral Interest Cut-off Date Balance ($) and (B) Mortgage Loan Annual Debt Service Payment (Cap) ($) and (ii) Mortgage Loan Cut-off Date Balance ($).
45	Pari Passu Funded Amount	For the Mortgage Loan Assets, the difference between (i) Mortgage Loan Cut-off Date Balance ($) and (ii) Collateral Interest Cut-off Date Balance ($).
51	Mortgage Loan Cut-off Date Interest Rate	For the Mortgage Loan Assets, the greater of (i) sum of (A) Mortgage Loan Margin and (B) Index Rate Assumption applying, if applicable, the Rounding Factor, Time of Rounding (Before Spread, After Spread) and Rounding Direction and (ii) Mortgage Loan Rate Floor.
54	Mortgage Loan Rate Cap	For the Mortgage Loan Assets, the sum of (i) Mortgage Loan Margin and (ii) Mortgage Loan Index Cap.
55	Mortgage Loan Rate Floor	For the Mortgage Loan Assets, the sum of (i) Mortgage Loan Margin and (ii) Mortgage Loan Index Floor.
61	Collateral Interest Cut-off Date Interest Rate	Set equal to Mortgage Loan Cut-off Date Interest Rate.
69	Initial IO Period (Remaining)	For the Mortgage Loan Assets, the difference between (i) Initial IO Period and (ii) Seasoning (months).
70	Original Loan Term (Initial)	For the Mortgage Loan Assets, the count of the number of monthly payment dates, from and inclusive of (i) First Payment Date, to and inclusive of (ii) Initial Maturity Date or Anticipated Repayment Date.
71	Original Loan Term (Remaining)	For the Mortgage Loan Assets, the difference between (i) Original Loan Term (Initial) and (ii) Seasoning (months).
74	Seasoning (months)	For the Mortgage Loan Assets, the count of the number of monthly payment dates, from and inclusive of (i) First Loan Payment Date, to and inclusive of (ii) Cut-off Date. In no event will Seasoning (months) be less than 0.
79	First Extension Fee	For the Mortgage Loan Assets, the product of (i) Mortgage Loan Balloon Balance ($) and (ii) First Extension Fee (%), if applicable.
81	First Extension Floor	For the Mortgage Loan Assets, set equal to Mortgage Loan Index Floor, if applicable.
84	Second Extension Fee	For the Mortgage Loan Assets, the product of (i) Mortgage Loan Balloon Balance ($) and (ii) Second Extension Fee (%), if applicable.
86	Second Extension Floor	For the Mortgage Loan Assets, set equal to Mortgage Loan Index Floor, if applicable.
89	Third Extension Fee	For the Mortgage Loan Assets, the product of (i) Mortgage Loan Balloon Balance ($) and (ii) Third Extension Fee (%), if applicable.
www.pwc.com	PricewaterhouseCoopers LLP 401 Broadhollow Rd, Melville, NY 11747 T: 631-753-2700	21

DWIGHT 2026-FL2	EXHIBIT B
Recalculated Attribute Methodology

#	Specified Attribute	Recalculation Methodology
91	Third Extension Floor	For the Mortgage Loan Assets, set equal to Mortgage Loan Index Floor, if applicable.
94	Fourth Extension Fee	For the Mortgage Loan Assets, the product of (i) Mortgage Loan Commitment Original Balance ($) and (ii) Fourth Extension Fee (%), if applicable.
96	Fourth Extension Floor	For the Mortgage Loan Assets, set equal to Mortgage Loan Index Floor, if applicable.
99	Fifth Extension Fee	For the Mortgage Loan Assets, the product of (i) Mortgage Loan Commitment Original Balance ($) and (ii) Fifth Extension Fee (%), if applicable.
101	Fifth Extension Floor	For the Mortgage Loan Assets, set equal to Mortgage Loan Index Floor, if applicable.
104	Sixth Extension Fee	For the Mortgage Loan Assets, the product of (i) Mortgage Loan Commitment Original Balance ($) and (ii) Sixth Extension Fee (%), if applicable.
106	Sixth Extension Floor	For the Mortgage Loan Assets, set equal to Mortgage Loan Index Floor, if applicable.
108	Fully Extended Loan Term (Initial)	For the Mortgage Loan Assets, the count of the number of monthly payment dates, from and inclusive of (i) First Payment Date, to and inclusive of (ii) Fully Extended Maturity Date.
109	Fully Extended Loan Term (Remaining)	For the Mortgage Loan Assets, the difference between (i) Fully Extended Loan Term (Initial) and (ii) Seasoning (months).
126	Mortgage Loan Most Recent NOI DSCR	For the Mortgage Loan Assets, the quotient of (i) Most Recent NOI and (ii) the lesser of (A) Mortgage Loan Annual Debt Service Payment (IO) ($) or (B) Mortgage Loan Annual Debt Service Payment (Cap) ($).

For the Sutphin II Mortgage and Mezzanine Splits, the Mortgage Loan Most Recent NOI DSCR is set equal to the corresponding amount recomputed for the Mortgage Loan Asset identified on the Final Data File with a Collateral Interest/Mortgaged Property Name of “Sutphin II”.
127	Mortgage Loan Most Recent NCF DSCR	For the Mortgage Loan Assets, the quotient of (i) Most Recent NCF and (ii) the lesser of (A) Mortgage Loan Annual Debt Service Payment (IO) ($) or (B) Mortgage Loan Annual Debt Service Payment (Cap) ($).

For the Sutphin II Mortgage and Mezzanine Splits, the Mortgage Loan Most Recent NCF DSCR is set equal to the corresponding amount recomputed for the Mortgage Loan Asset identified on the Final Data File with a Collateral Interest/Mortgaged Property Name of “Sutphin II”.
128	Cut-off Date Mortgage Loan Most Recent NOI Debt Yield	For the Mortgage Loan Assets, the quotient of (i) Most Recent NOI and (ii) Mortgage Loan Cut-off Date Balance ($).

For the Sutphin II Mortgage and Mezzanine Splits, the Cut-off Date Mortgage Loan Most Recent NOI Debt Yield is set equal to the corresponding amount recomputed for the Mortgage Loan Asset identified on the Final Data File with a Collateral Interest/Mortgaged Property Name of “Sutphin II”.
www.pwc.com	PricewaterhouseCoopers LLP 401 Broadhollow Rd, Melville, NY 11747 T: 631-753-2700	22

DWIGHT 2026-FL2	EXHIBIT B
Recalculated Attribute Methodology

#	Specified Attribute	Recalculation Methodology
129	Cut-off Date Mortgage Loan Most Recent NCF Debt Yield	For the Mortgage Loan Assets, the quotient of (i) Most Recent NCF and (ii) Mortgage Loan Cut-off Date Balance ($).

For the Sutphin II Mortgage and Mezzanine Splits, the Cut-off Date Mortgage Loan Most Recent NCF Debt Yield is set equal to the corresponding amount recomputed for the Mortgage Loan Asset identified on the Final Data File with a Collateral Interest/Mortgaged Property Name of “Sutphin II”.
130	Collateral Interest Most Recent NOI DSCR	Set equal to Mortgage Loan Most Recent NOI DSCR.
131	Collateral Interest Most Recent NCF DSCR	Set equal to Mortgage Loan Most Recent NCF DSCR.
132	Cut-off Date Collateral Interest Most Recent NOI Debt Yield	Set equal to Cut-off Date Mortgage Loan Most Recent NOI Debt Yield.
133	Cut-off Date Collateral Interest Most Recent NCF Debt Yield	Set equal to Cut-off Date Mortgage Loan Most Recent NCF Debt Yield.
140	Mortgage Loan Cut-off Date Balance Underwritten NOI DSCR	For the Mortgage Loan Assets, the quotient of (i) Underwritten NOI ($) and (ii) the lesser of (A) Mortgage Loan Annual Debt Service Payment (IO) ($) or (B) Mortgage Loan Annual Debt Service Payment (Cap) ($). For the Mortgage Loan Assets identified on the Final Data File with a Collateral Interest/Mortgaged Property Name of “Line and Low”, “261 and 315 Grand Concourse”, “Sereno”, “Seventeen Hundred”, “Sutphin II”, “The Elks”, “Oxford Vista”, “Begonia Place”, “1615 Cedar Street”, “Colonial Village Apartments”, “Bode Burien”, “Waterside at Rice Hope”, “Cauley Residences” and “Pointe Grand Reservation Way”, we were instructed by the representatives of the Company to assume that the Mortgage Loan Cut-off Date Balance Underwritten NOI DSCR for each such Mortgage Loan Asset is equal to 1.00.

For the Sutphin II Mortgage and Mezzanine Splits, the Mortgage Loan Cut-off Date Balance Underwritten NOI DSCR is set equal to the corresponding amount recomputed for the Mortgage Loan Asset identified on the Final Data File with a Collateral Interest/Mortgaged Property Name of “Sutphin II”.
www.pwc.com	PricewaterhouseCoopers LLP 401 Broadhollow Rd, Melville, NY 11747 T: 631-753-2700	23

DWIGHT 2026-FL2	EXHIBIT B
Recalculated Attribute Methodology

#	Specified Attribute	Recalculation Methodology
141	Mortgage Loan Cut-off Date Balance Underwritten NCF DSCR

For the Mortgage Loan Assets, the quotient of (i) Underwritten NCF ($) and (ii) the lesser of (A) Mortgage Loan Annual Debt Service Payment (IO) ($) or (B) Mortgage Loan Annual Debt Service Payment (Cap) ($). For the Mortgage Loan Assets identified on the Final Data File with a Collateral Interest/Mortgaged Property Name of “Line and Low”, “261 and 315 Grand Concourse”, “Sereno”, “Seventeen Hundred”, “Sutphin II”, “The Elks”, “Oxford Vista”, “Begonia Place”, “1615 Cedar Street”, “Colonial Village Apartments”, “Bode Burien”, “Waterside at Rice Hope”, “Cauley Residences” and “Pointe Grand Reservation Way”, we were instructed by the representatives of the Company to assume that the Mortgage Loan Cut-off Date Balance Underwritten NCF DSCR for each such Mortgage Loan Asset is equal to 1.00.

For the Sutphin II Mortgage and Mezzanine Splits, the Mortgage Loan Cut-off Date Balance Underwritten NCF DSCR is set equal to the corresponding amount recomputed for the Mortgage Loan Asset identified on the Final Data File with a Collateral Interest/Mortgaged Property Name of “Sutphin II ”.

142	Mortgage Loan Cut-off Date Balance Underwritten NOI Debt Yield	For the Mortgage Loan Assets, the quotient of (i) Underwritten NOI ($) and (ii) Mortgage Loan Cut-off Date Balance ($).

For the Sutphin II Mortgage and Mezzanine Splits, the Mortgage Loan Cut-off Date Balance Underwritten NOI Debt Yield is set equal to the corresponding amount recomputed for the Mortgage Loan Asset identified on the Final Data File with a Collateral Interest/Mortgaged Property Name of “Sutphin II”.
143	Mortgage Loan Cut-off Date Balance Underwritten NCF Debt Yield	For the Mortgage Loan Assets, the quotient of (i) Underwritten NCF ($) and (ii) Mortgage Loan Cut-off Date Balance ($).

For the Sutphin II Mortgage and Mezzanine Splits, the Mortgage Loan Cut-off Date Balance Underwritten NCF Debt Yield is set equal to the corresponding amount recomputed for the Mortgage Loan Asset identified on the Final Data File with a Collateral Interest/Mortgaged Property Name of “Sutphin II”.
144	Collateral Interest Cut-off Date Balance Underwritten NOI DSCR	Set equal to Mortgage Loan Cut-off Date Balance Underwritten NOI DSCR.
145	Collateral Interest Cut-off Date Balance Underwritten NCF DSCR	Set equal to Mortgage Loan Cut-off Date Balance Underwritten NCF DSCR.
146	Collateral Interest Cut-off Date Balance Underwritten NOI Debt Yield	Set equal to Mortgage Loan Cut-off Date Balance Underwritten NOI Debt Yield.
147	Collateral Interest Cut-off Date Balance Underwritten NCF Debt Yield	Set equal to Mortgage Loan Cut-off Date Balance Underwritten NCF Debt Yield.
154	Fully Funded Mortgage Loan Underwritten Stabilized NOI DSCR	For the Mortgage Loan Assets, the quotient of (1) Underwritten Stabilized NOI ($) and (2) the product of (i) Mortgage Loan Balloon Balance ($), (ii) Takeout Rate Assumption and (iii) 365/360.

For the Sutphin II Mortgage and Mezzanine Splits, the Fully Funded Mortgage Loan Underwritten Stabilized NOI DSCR is set equal to the corresponding amount recomputed for the Mortgage Loan Asset identified on the Final Data File with a Collateral Interest/Mortgaged Property Name of “Sutphin II”.
www.pwc.com	PricewaterhouseCoopers LLP 401 Broadhollow Rd, Melville, NY 11747 T: 631-753-2700	24

DWIGHT 2026-FL2	EXHIBIT B
Recalculated Attribute Methodology

#	Specified Attribute	Recalculation Methodology
155	Fully Funded Mortgage Loan Underwritten Stabilized NCF DSCR	For the Mortgage Loan Assets, the quotient of (1) Underwritten Stabilized NCF ($) and (2) the product of (i) Mortgage Loan Balloon Balance ($), (ii) Takeout Rate Assumption and (iii) 365/360.

For the Sutphin II Mortgage and Mezzanine Splits, the Fully Funded Mortgage Loan Underwritten Stabilized NCF DSCR is set equal to the corresponding amount recomputed for the Mortgage Loan Asset identified on the Final Data File with a Collateral Interest/Mortgaged Property Name of “Sutphin II”.
156	Fully Funded Mortgage Loan Underwritten Stabilized NOI Debt Yield	For the Mortgage Loan Assets, the quotient of (i) Underwritten Stabilized NOI ($) and (ii) Mortgage Loan Balloon Balance ($).

For the Sutphin II Mortgage and Mezzanine Splits, the Fully Funded Mortgage Loan Underwritten Stabilized NOI Debt Yield is set equal to the corresponding amount recomputed for the Mortgage Loan Asset identified on the Final Data File with a Collateral Interest/Mortgaged Property Name of “Sutphin II”.
157	Fully Funded Mortgage Loan Underwritten Stabilized NCF Debt Yield	For the Mortgage Loan Assets, the quotient of (i) Underwritten Stabilized NCF ($) and (ii) Mortgage Loan Balloon Balance ($).

For the Sutphin II Mortgage and Mezzanine Splits, the Fully Funded Mortgage Loan Underwritten Stabilized NCF Debt Yield is set equal to the corresponding amount recomputed for the Mortgage Loan Asset identified on the Final Data File with a Collateral Interest/Mortgaged Property Name of “Sutphin II”.
158	Collateral Interest Underwritten Stabilized NOI DSCR	Set equal to Fully Funded Mortgage Loan Underwritten Stabilized NOI DSCR.
159	Collateral Interest Underwritten Stabilized NCF DSCR	Set equal to Fully Funded Mortgage Loan Underwritten Stabilized NCF DSCR.
160	Collateral Interest Underwritten Stabilized NOI Debt Yield	Set equal to Fully Funded Mortgage Loan Underwritten Stabilized NOI Debt Yield.
161	Collateral Interest Underwritten Stabilized NCF Debt Yield	Set equal to Fully Funded Mortgage Loan Underwritten Stabilized NCF Debt Yield.
www.pwc.com	PricewaterhouseCoopers LLP 401 Broadhollow Rd, Melville, NY 11747 T: 631-753-2700	25

DWIGHT 2026-FL2	EXHIBIT B
Recalculated Attribute Methodology

#	Specified Attribute	Recalculation Methodology
168	Fully Funded Mortgage Loan Appraisal Stabilized NOI DSCR	For the Mortgage Loan Assets, the quotient of (1) Appraisal Stabilized NOI ($) and (2) the product of (i) Mortgage Loan Balloon Balance ($), (ii) Takeout Rate Assumption and (iii) 365/360.

For the Sutphin II Mortgage and Mezzanine Splits, the Fully Funded Mortgage Loan Appraisal Stabilized NOI DSCR is set equal to the corresponding amount recomputed for the Mortgage Loan Asset identified on the Final Data File with a Collateral Interest/Mortgaged Property Name of “Sutphin II”.
169	Fully Funded Mortgage Loan Appraisal Stabilized NCF DSCR	For the Mortgage Loan Assets, the quotient of (1) Appraisal Stabilized NCF ($) and (2) the product of (i) Mortgage Loan Balloon Balance ($), (ii) Takeout Rate Assumption and (iii) 365/360.

For the Sutphin II Mortgage and Mezzanine Splits, the Fully Funded Mortgage Loan Appraisal Stabilized NCF DSCR is set equal to the corresponding amount recomputed for the Mortgage Loan Asset identified on the Final Data File with a Collateral Interest/Mortgaged Property Name of “Sutphin II”.
170	Fully Funded Mortgage Loan Appraisal Stabilized NOI Debt Yield	For the Mortgage Loan Assets, the quotient of (i) Appraisal Stabilized NOI ($) and (ii) Mortgage Loan Balloon Balance ($).

For the Sutphin II Mortgage and Mezzanine Splits, the Fully Funded Mortgage Loan Appraisal Stabilized NOI Debt Yield is set equal to the corresponding amount recomputed for the Mortgage Loan Asset identified on the Final Data File with a Collateral Interest/Mortgaged Property Name of “Sutphin II”.
171	Fully Funded Mortgage Loan Appraisal Stabilized NCF Debt Yield	For the Mortgage Loan Assets, the quotient of (i) Appraisal Stabilized NCF ($) and (ii) Mortgage Loan Balloon Balance ($).

For the Sutphin II Mortgage and Mezzanine Splits, the Fully Funded Mortgage Loan Appraisal Stabilized NCF Debt Yield is set equal to the corresponding amount recomputed for the Mortgage Loan Asset identified on the Final Data File with a Collateral Interest/Mortgaged Property Name of “Sutphin II”.
172	Collateral Interest Appraisal Stabilized NOI DSCR	Set equal to Fully Funded Mortgage Loan Appraisal Stabilized NOI DSCR.
173	Collateral Interest Appraisal Stabilized NCF DSCR	Set equal to Fully Funded Mortgage Loan Appraisal Stabilized NCF DSCR.
174	Collateral Interest Appraisal Stabilized NOI Debt Yield	Set equal to Fully Funded Mortgage Loan Appraisal Stabilized NOI Debt Yield.
175	Collateral Interest Appraisal Stabilized NCF Debt Yield	Set equal to Fully Funded Mortgage Loan Appraisal Stabilized NCF Debt Yield.
180	Affiliated Sponsor (Y/N)	A recalculation in which borrower relationships were identified based on shared Sponsor names. Affiliated Sponsor (Y/N) groups were then assigned numbers based on the descending order of aggregate Collateral Interest Cut-off Date Balance ($) of the related group (starting with Yes - Group 1).

For the Sutphin II Mortgage and Mezzanine Splits, set equal to blank.
www.pwc.com	PricewaterhouseCoopers LLP 401 Broadhollow Rd, Melville, NY 11747 T: 631-753-2700	26

DWIGHT 2026-FL2	EXHIBIT B
Recalculated Attribute Methodology

#	Specified Attribute	Recalculation Methodology
240	Total Debt Cut-off Date Balance ($)

For the Mortgage Loan Assets, the sum of (i) Mortgage Loan Cut-off Date Balance ($) and (ii) Subordinate Debt Cut-off Date Balance ($).

For the Mortgage Loan Assets with a Subordinate Debt Cut-off Date Balance ($) amount of "N/A", set equal to “N/A”.

241	Total Debt Cut-off Date As-Is LTV

For the Mortgage Loan Assets, the quotient of (i) Total Debt Cut-off Date Balance ($) and (ii) As-Is Appraised Value ($).

For the Mortgage Loan Assets with a Subordinate Debt Cut-off Date Balance ($) amount of "N/A", set equal to “N/A”.

242	Total Debt Cut-off Date UW NCF DSCR	Set equal to “N/A”.
243	Total Debt Cut-off Date UW NOI DY	Set equal to “N/A”.
256	Mortgage Loan Cut-off Date As-Is LTV Ratio	For the Mortgage Loan Assets identified on the Final Data File with Stabilized Value Used For As-Is LTV (Y/N) as “Yes”, the quotient of (i) Mortgage Loan Cut-off Date Balance ($) and (ii) Stabilized Appraised Value ($).

For the remaining Mortgage Loan Assets, the quotient of (i) Mortgage Loan Cut-off Date Balance ($) and (ii) As-Is Appraised Value ($).

For the Sutphin II Mortgage and Mezzanine Splits, the Mortgage Loan Cut-off Date As-Is LTV Ratio is set equal to the corresponding amount recomputed for the Mortgage Loan Asset identified on the Final Data File with a Collateral Interest/Mortgaged Property Name of “Sutphin II”.
257	Mortgage Loan Commitment Maturity Date Stabilized LTV Ratio	For the Mortgage Loan Assets, the quotient of (i) Mortgage Loan Balloon Balance ($) and (ii) Stabilized Appraised Value ($).

For the Sutphin II Mortgage and Mezzanine Splits, the Mortgage Loan Commitment Maturity Date Stabilized LTV Ratio is set equal to the corresponding amount recomputed for the Mortgage Loan Asset identified on the Final Data File with a Collateral Interest/Mortgaged Property Name of “Sutphin II”.
258	Collateral Interest Cut-off Date As-Is LTV Ratio	Set equal to Mortgage Loan Cut-off Date As-Is LTV Ratio.
259	Collateral Interest Commitment Maturity Date Stabilized LTV Ratio	Set equal to Mortgage Loan Commitment Maturity Date Stabilized LTV Ratio.
266	Largest Tenant Square Feet %	Set equal to “N/A”. For the Sutphin II Mortgage and Mezzanine Splits, set equal to blank.
270	2nd Largest Tenant Square Feet %	Set equal to “N/A”. For the Sutphin II Mortgage and Mezzanine Splits, set equal to blank.
www.pwc.com	PricewaterhouseCoopers LLP 401 Broadhollow Rd, Melville, NY 11747 T: 631-753-2700	27

DWIGHT 2026-FL2	EXHIBIT B
Recalculated Attribute Methodology

#	Specified Attribute	Recalculation Methodology
274	3rd Largest Tenant Square Feet %	Set equal to “N/A”. For the Sutphin II Mortgage and Mezzanine Splits, set equal to blank.
278	4th Largest Tenant Square Feet %	Set equal to “N/A”. For the Sutphin II Mortgage and Mezzanine Splits, set equal to blank.
282	5th Largest Tenant Square Feet %	Set equal to “N/A”. For the Sutphin II Mortgage and Mezzanine Splits, set equal to blank.
316	Cut-off Date Total Debt Ann Debt Service ($)	For the Mortgage Loan Assets, set equal to the sum of Mortgage Loan Annual Debt Service Payment (IO) ($) and the quotient of (i) product of (A) Collateral Interest Cut-off Date Balance ($) and (B) Mortgage Loan Annual Debt Service Payment (IO) ($) and (ii) Mortgage Loan Cut-off Date Balance ($).

www.pwc.com	PricewaterhouseCoopers LLP 401 Broadhollow Rd, Melville, NY 11747 T: 631-753-2700	28

DWIGHT 2026-FL2	EXHIBIT C
Additional Company Provided Attributes

Exhibit C – Additional Company Provided Attributes

Collateral Interest Number	Specified Attribute
5	Cross Collateralized and Cross Defaulted Loan Flag; Ownership Interest; Loan Purpose; Note Date; First Payment Date; Mortgage Loan Commitment Original Balance ($); Mortgage Loan Initial Funded Amount ($); Mortgage Loan Initial Unfunded Future Funding Amount ($); Mortgage Loan Cut-off Date Balance ($); Mortgage Loan Future Funding Participation Cut-off Date Unfunded Balance ($); Future Funding Advance Conditions; Rate Type; Index; Mortgage Loan Margin; Mortgage Loan Margin Change (Y/N); Mortgage Loan Margin Change Description; Mortgage Loan Index Floor; Mortgage Loan Index Cap; Mortgage Loan Index Cap Termination Date; Mortgage Loan Index Cap Provider; Collateral Interest Margin; Junior Participation Cut-off Date Future Funding Unfunded Balance ($); Junior Participation Balloon Payment ($); Junior Participation Cut-off Date Margin; Amortization Type During Initial Term; Initial IO Period; ARD Loan (Y/N); Initial Maturity Date or Anticipated Repayment Date; Extension Options (Y/N); Extension Options Description; Amortization Type During Extensions; First Extension Period (months); First Extension Period Requirements; First Extension Cap; Second Extension Period (months); Second Extension Period Requirements; Second Extension Cap; Third Extension Period (months); Third Extension Period Requirements; Third Extension Cap; Fourth Extension Period (months); Fourth Extension Period Requirements; Fourth Extension Cap; Fifth Extension Period (months); Fifth Extension Period Requirements; Fifth Extension Cap; Sixth Extension Period (months); Sixth Extension Period Requirements; Sixth Extension Cap; Fully Extended Maturity Date; Recourse; Recourse Provisions; Recourse Carveout Guarantor; Sponsor; Tenants-in-common (Y/N); Ground Lease (Y/N); Annual Ground Lease Payment ($); Ground Lease Initial Expiration Date; Ground Lease Extension (Y/N); # of Ground Lease Extension Options; Ground Lease Expiration Date with Extensions; Environmental Insurance (Y/N); Lockbox Type; Cash Management Type; Cash Management Trigger Event; Tax Escrow (Upfront) ($); Tax Escrow (Cut-off Date) ($); Tax Escrow (Monthly)($); Springing Tax Escrow Description; Insurance Escrow (Upfront) ($); Insurance Escrow (Cut-off Date) ($); Insurance Escrow (Monthly)($); Springing Insurance Escrow Description; Replacement Reserve (Upfront)($); Replacement Reserve (Cut-off Date)($); Replacement Reserve (Monthly)($); Replacement Reserve Cap($); Springing Replacement Reserve Description; TI/LC Reserve (Upfront) ($); TI/LC Reserve (Cut-off Date) ($); TI/LC Reserve (Monthly)($); TI/LC Reserve Cap($); Springing TI/LC Reserve Description; Environmental Reserve (Upfront) ($); Environmental Reserve (Cut-off Date) ($); Upfront Engineering/Deferred Maintenance Escrow (Upfront) ($); Upfront Engineering/Deferred Maintenance Escrow (Cut-off Date) ($); Debt Service Reserve (Upfront) ($); Debt Service Reserve (Cut-off Date) ($); Debt Service Reserve (Monthly)($); Debt Service Reserve Cap($); Springing Debt Service Reserve Description; Other Reserves (Upfront)($); Other Reserves (Cut-Off Date)($); Other Reserves (Monthly)($); Other Reserves Cap ($); Other Reserves Description; Other Reserves 2 (Upfront)($); Other Reserves 2 (Cut-Off Date)($); Other Reserves 2 (Monthly)($); Other Reserves 2 Cap ($); Other Reserves 2 Description; Subordinate Debt (Y/N); Subordinate Debt Type; Subordinate Debt Margin; Subordinate Debt Interest Rate; Subordinate Debt Cut-off Date Balance ($); Future Debt Permitted (Y/N); Permitted Future Debt Type; Grace Period Default (Days); Grace Period Late (Days); Initial Prepayment Provision; Remaining Call Protection (Cut-off Date); Partial Release and/or Partial Prepayment (Y/N); Interest Accrual Basis; Lookback Period; Assumed Loan (Y/N); Borrower Name; Lender; First Extension Fee %; Second Extension Fee %; Third Extension Fee %; Fourth Extension Fee %; Fifth Extension Fee %; Sixth Extension Fee %; Exit Fee ($) / Deferred Origination Fee ($); Exit Fee % / Deferred Origination Fee (%); ARD Mortgage Rate After ARD and extension periods; Rate Step Up Post ARD Commencement Date; ARD Loan Fully Extended Maturity Date; Index Rounding Factor; Interest Rate Change; Rate for Prepayment Protection; Partial Release and/or Prepayment Description; Amort Number of Months; Loan Cross Portfolio Name; Lien Position; Number of TICs; Single Purpose Borrower (Y/N); Independent Director (Y/N); DST (Y/N); IDOT (Y/N)
www.pwc.com	PricewaterhouseCoopers LLP 401 Broadhollow Rd, Melville, NY 11747 T: 631-753-2700	29

DWIGHT 2026-FL2	EXHIBIT C
Additional Company Provided Attributes

Collateral Interest Number	Specified Attribute
6	Cross Collateralized and Cross Defaulted Loan Flag; Ownership Interest; Loan Purpose; Note Date; First Payment Date; Mortgage Loan Commitment Original Balance ($); Mortgage Loan Initial Funded Amount ($); Mortgage Loan Initial Unfunded Future Funding Amount ($); Mortgage Loan Cut-off Date Balance ($); Mortgage Loan Future Funding Participation Cut-off Date Unfunded Balance ($); Future Funding Advance Conditions; Rate Type; Index; Mortgage Loan Margin; Mortgage Loan Margin Change (Y/N); Mortgage Loan Margin Change Description; Mortgage Loan Index Floor; Mortgage Loan Index Cap; Mortgage Loan Index Cap Termination Date; Mortgage Loan Index Cap Provider; Collateral Interest Margin; Junior Participation Cut-off Date Future Funding Unfunded Balance ($); Junior Participation Balloon Payment ($); Junior Participation Cut-off Date Margin; Amortization Type During Initial Term; Initial IO Period; ARD Loan (Y/N); Initial Maturity Date or Anticipated Repayment Date; Extension Options (Y/N); Extension Options Description; Amortization Type During Extensions; First Extension Period (months); First Extension Period Requirements; First Extension Cap; Second Extension Period (months); Second Extension Period Requirements; Second Extension Cap; Third Extension Period (months); Third Extension Period Requirements; Third Extension Cap; Fourth Extension Period (months); Fourth Extension Period Requirements; Fourth Extension Cap; Fifth Extension Period (months); Fifth Extension Period Requirements; Fifth Extension Cap; Sixth Extension Period (months); Sixth Extension Period Requirements; Sixth Extension Cap; Fully Extended Maturity Date; Recourse; Recourse Provisions; Recourse Carveout Guarantor; Sponsor; Tenants-in-common (Y/N); Ground Lease (Y/N); Annual Ground Lease Payment ($); Ground Lease Initial Expiration Date; Ground Lease Extension (Y/N); # of Ground Lease Extension Options; Ground Lease Expiration Date with Extensions; Engineering Report Date; Environmental Report Date (Phase I); Environmental Report Date (Phase II); Environmental Insurance (Y/N); Seismic Report Date; Seismic PML %; Seismic Insurance Obtained if PML >= 20% (Y/N); Lockbox Type; Cash Management Type; Cash Management Trigger Event; Tax Escrow (Upfront) ($); Tax Escrow (Cut-off Date) ($); Tax Escrow (Monthly)($); Springing Tax Escrow Description; Insurance Escrow (Upfront) ($); Insurance Escrow (Cut-off Date) ($); Insurance Escrow (Monthly)($); Springing Insurance Escrow Description; Replacement Reserve (Upfront)($); Replacement Reserve (Cut-off Date)($); Replacement Reserve (Monthly)($); Replacement Reserve Cap($); Springing Replacement Reserve Description; TI/LC Reserve (Upfront) ($); TI/LC Reserve (Cut-off Date) ($); TI/LC Reserve (Monthly)($); TI/LC Reserve Cap($); Springing TI/LC Reserve Description; Environmental Reserve (Upfront) ($); Environmental Reserve (Cut-off Date) ($); Upfront Engineering/Deferred Maintenance Escrow (Upfront) ($); Upfront Engineering/Deferred Maintenance Escrow (Cut-off Date) ($); Debt Service Reserve (Upfront) ($); Debt Service Reserve (Cut-off Date) ($); Debt Service Reserve (Monthly)($); Debt Service Reserve Cap($); Springing Debt Service Reserve Description; Other Reserves (Upfront)($); Other Reserves (Cut-Off Date)($); Other Reserves (Monthly)($); Other Reserves Cap ($); Other Reserves Description; Other Reserves 2 (Upfront)($); Other Reserves 2 (Cut-Off Date)($); Other Reserves 2 (Monthly)($); Other Reserves 2 Cap ($); Other Reserves 2 Description; Subordinate Debt (Y/N); Subordinate Debt Type; Subordinate Debt Margin; Subordinate Debt Interest Rate; Subordinate Debt Cut-off Date Balance ($); Future Debt Permitted (Y/N); Permitted Future Debt Type; Grace Period Default (Days); Grace Period Late (Days); Initial Prepayment Provision; Remaining Call Protection (Cut-off Date); Partial Release and/or Partial Prepayment (Y/N); Interest Accrual Basis; Lookback Period; Property Manager; Assumed Loan (Y/N); Borrower Name; Lender; First Extension Fee %; Second Extension Fee %; Third Extension Fee %; Fourth Extension Fee %; Fifth Extension Fee %; Sixth Extension Fee %; Exit Fee ($) / Deferred Origination Fee ($); Exit Fee % / Deferred Origination Fee (%); ARD Mortgage Rate After ARD and extension periods; Rate Step Up Post ARD Commencement Date; ARD Loan Fully Extended Maturity Date; Index Rounding Factor; Interest Rate Change; Rate for Prepayment Protection; Partial Release and/or Prepayment Description; Amort Number of Months; Loan Cross Portfolio Name; Lien Position; Number of TICs; Single Purpose Borrower (Y/N); Independent Director (Y/N); DST (Y/N); IDOT (Y/N)
7	Remaining Call Protection (Cut-off Date); Property Manager; Engineering Report Date; Seismic Report Date; Seismic Insurance Obtained if PML >= 20% (Y/N); Seismic PML %
7A	Remaining Call Protection (Cut-off Date)
7B	Remaining Call Protection (Cut-off Date)
www.pwc.com	PricewaterhouseCoopers LLP 401 Broadhollow Rd, Melville, NY 11747 T: 631-753-2700	30

DWIGHT 2026-FL2	EXHIBIT C
Additional Company Provided Attributes

Collateral Interest Number	Specified Attribute
17	Cross Collateralized and Cross Defaulted Loan Flag; Ownership Interest; Loan Purpose; Note Date; First Payment Date; Mortgage Loan Commitment Original Balance ($); Mortgage Loan Initial Funded Amount ($); Mortgage Loan Initial Unfunded Future Funding Amount ($); Mortgage Loan Cut-off Date Balance ($); Mortgage Loan Future Funding Participation Cut-off Date Unfunded Balance ($); Future Funding Advance Conditions; Rate Type; Index; Mortgage Loan Margin; Mortgage Loan Margin Change (Y/N); Mortgage Loan Margin Change Description; Mortgage Loan Index Floor; Mortgage Loan Index Cap; Mortgage Loan Index Cap Termination Date; Mortgage Loan Index Cap Provider; Collateral Interest Margin; Junior Participation Cut-off Date Future Funding Unfunded Balance ($); Junior Participation Balloon Payment ($); Junior Participation Cut-off Date Margin; Amortization Type During Initial Term; Initial IO Period; ARD Loan (Y/N); Initial Maturity Date or Anticipated Repayment Date; Extension Options (Y/N); Extension Options Description; Amortization Type During Extensions; First Extension Period (months); First Extension Period Requirements; First Extension Cap; Second Extension Period (months); Second Extension Period Requirements; Second Extension Cap; Third Extension Period (months); Third Extension Period Requirements; Third Extension Cap; Fourth Extension Period (months); Fourth Extension Period Requirements; Fourth Extension Cap; Fifth Extension Period (months); Fifth Extension Period Requirements; Fifth Extension Cap; Sixth Extension Period (months); Sixth Extension Period Requirements; Sixth Extension Cap; Fully Extended Maturity Date; Recourse; Recourse Provisions; Recourse Carveout Guarantor; Sponsor; Tenants-in-common (Y/N); Ground Lease (Y/N); Annual Ground Lease Payment ($); Ground Lease Initial Expiration Date; Ground Lease Extension (Y/N); # of Ground Lease Extension Options; Ground Lease Expiration Date with Extensions; Environmental Insurance (Y/N); Lockbox Type; Cash Management Type; Cash Management Trigger Event; Tax Escrow (Upfront) ($); Tax Escrow (Cut-off Date) ($); Tax Escrow (Monthly)($); Springing Tax Escrow Description; Insurance Escrow (Upfront) ($); Insurance Escrow (Cut-off Date) ($); Insurance Escrow (Monthly)($); Springing Insurance Escrow Description; Replacement Reserve (Upfront)($); Replacement Reserve (Cut-off Date)($); Replacement Reserve (Monthly)($); Replacement Reserve Cap($); Springing Replacement Reserve Description; TI/LC Reserve (Upfront) ($); TI/LC Reserve (Cut-off Date) ($); TI/LC Reserve (Monthly)($); TI/LC Reserve Cap($); Springing TI/LC Reserve Description; Environmental Reserve (Upfront) ($); Environmental Reserve (Cut-off Date) ($); Upfront Engineering/Deferred Maintenance Escrow (Upfront) ($); Upfront Engineering/Deferred Maintenance Escrow (Cut-off Date) ($); Debt Service Reserve (Upfront) ($); Debt Service Reserve (Cut-off Date) ($); Debt Service Reserve (Monthly)($); Debt Service Reserve Cap($); Springing Debt Service Reserve Description; Other Reserves (Upfront)($); Other Reserves (Cut-Off Date)($); Other Reserves (Monthly)($); Other Reserves Cap ($); Other Reserves Description; Other Reserves 2 (Upfront)($); Other Reserves 2 (Cut-Off Date)($); Other Reserves 2 (Monthly)($); Other Reserves 2 Cap ($); Other Reserves 2 Description; Subordinate Debt (Y/N); Subordinate Debt Type; Subordinate Debt Margin; Subordinate Debt Interest Rate; Subordinate Debt Cut-off Date Balance ($); Future Debt Permitted (Y/N); Permitted Future Debt Type; Grace Period Default (Days); Grace Period Late (Days); Initial Prepayment Provision; Remaining Call Protection (Cut-off Date); Partial Release and/or Partial Prepayment (Y/N); Interest Accrual Basis; Lookback Period; Property Manager; Assumed Loan (Y/N); Borrower Name; Lender; First Extension Fee %; Second Extension Fee %; Third Extension Fee %; Fourth Extension Fee %; Fifth Extension Fee %; Sixth Extension Fee %; Exit Fee ($) / Deferred Origination Fee ($); Exit Fee % / Deferred Origination Fee (%); ARD Mortgage Rate After ARD and extension periods; Rate Step Up Post ARD Commencement Date; ARD Loan Fully Extended Maturity Date; Index Rounding Factor; Interest Rate Change; Rate for Prepayment Protection; Partial Release and/or Prepayment Description; Amort Number of Months; Loan Cross Portfolio Name; Lien Position; Number of TICs; Single Purpose Borrower (Y/N); Independent Director (Y/N); DST (Y/N); IDOT (Y/N)

20	Environmental Insurance (Y/N)

www.pwc.com	PricewaterhouseCoopers LLP 401 Broadhollow Rd, Melville, NY 11747 T: 631-753-2700	31